FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)
Liquidity risk
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
Accounts payable and accrued liabilities	$4,491	$4,491	$4,491	$-	$-	$-
Lease liability	442	515	165	350	-	-